AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Summary of Available-for-Sale Marketable Securities
	June 30, 2025				December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	11,310	-	-	11,310	26,455	15	-	26,470
Corporate debentures	208	-	-	208	-	-	-	-

	11,518	-	-	11,518	26,455	15	-	26,470
Available-for-sale - matures after one year through three years:
US Governmental debentures	2,514	10	-	2,524	-	-	-	-
Corporate debentures	19,036	112	-	19,148	-	-	-	-

	21,550	122	-	21,672	-	-	-	-

	$33,068	$122	$-	$33,190	$26,455	$15	$-	$26,470